CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the period	$ (653,315)	$ (224,438)	$ 215,847	$ (454,553)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	58,906	48,111	193,971	187,104
Stock issued for services			0	49,618
Stock options issued for services	59,620	0	19,547	40,007
Stock-based compensation	421,577	0	411,412	285,605
Bad debt expense	0		0	6,923
Changes in:
Accounts receivable	455,585	(43,871)	(950,166)	(151,851)
Prepaid expenses	(34)	35,822	56,387	50,874
Accounts payable	41,439	1,993	134,046	(282,019)
Revenue share payable	(395,935)	119,612	1,103,084	90,577
Accrued expenses	134,042	(6,000)	6,000	(66,000)
Deferred revenue	164,462	31,520	(45,000)	(281,353)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	226,727	6,499	1,132,628	(624,033)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment			0	(2,230)
Patent rights	(33,297)	(30,368)	(150,588)	0
Web development costs	(75,975)	0	(148,060)	(48,640)
NET CASH USED IN INVESTING ACTIVITIES	(109,272)	(30,368)	(298,684)	(50,870)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock	10,000,000	0
Equity issuance costs	(1,204,968)	0
Purchase of common and preferred stock and warrants	(6,000,000)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,795,032	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,912,487	(23,869)	833,980	(674,903)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	1,118,243	284,263	284,263	959,166
CASH AND CASH EQUIVALENTS - END OF PERIOD	4,030,730	260,394	1,118,243	284,263
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0	0	0
Cash paid for income taxes	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued in officer settlement upon severance			233,942	0
Common stock issued for equity issuance costs	378,000	0
Stock warrants issued for equity issuance costs	1,110,211	0
Cashless exercise of stock warrants	106,405	0
Common stock issued as deferred stock compensation	$ 285,187	$ 0